SIGNIFICANT ACCOUNTING POLICIES - Purchase consideration (Details) $ in Millions, $ in Millions	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2022 ARS ($)
SIGNIFICANT ACCOUNTING POLICIES
Cash paid		$ 0.5
Indemnification assets	$ (69.0)
NYSSA
SIGNIFICANT ACCOUNTING POLICIES
Cash paid	407.0		$ 284.3
Remaining balance	609.0		426.0
Indemnification assets	(90.0)		(63.0)
Total	926.0		647.0
Assets and liabilities recognized as a result of the acquisition
Cash and cash equivalents	2.0		1.0
Trade receivables	68.0		45.0
Property, plant and equipment	598.0		397.0
Intangible assets	438.0		291.0
Right of use assets	40.0		26.0
Leases liabilities	(36.0)		(24.0)
Trade payables	(65.0)		(43.0)
Other taxes payables	(50.0)		(33.0)
Other assets / liabilities, net	(357.0)		(204.0)
Net identifiable assets acquired	638.0		456.0
Goodwill	288.0		191.0
Total	$ 926.0		$ 647.0